S000001244 [Member] Expense Example - SMALL CAP CORE FUND	Mar. 31, 2025 USD ($)
Class K
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 43
Expense Example, with Redemption, 3 Years	146
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	587
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	178
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	$ 709